OTHER INCOME/(EXPENSE) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTHER INCOME/(EXPENSE)
Net foreign currency gain/(loss)	CAD 91	CAD (884)	CAD (400)
Allowance for equity funds used during construction	1	2	3
Interest income on affiliate loans	23	20	20
Interest income	3	4	3
Noverco preferred shares dividend income	37	40	42
Gains on dispositions	848	94	38
Other	29	22	28
Total	CAD 1,032	CAD (702)	CAD (266)